PROVISIONS - Future disbursements (Details) - Dec. 31, 2017 CAD in Millions, $ in Millions	USD ($)	CAD
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 139.3	CAD 172.7
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		172.7
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	139.3
2018 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		10.7
2018 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	1.7
2019 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		18.9
2019 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	1.1
2020 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		18.5
2020 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	0.8
2021 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		7.9
2021 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	2.5
2022 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		7.6
2022 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	1.3
2022 and thereafter | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		CAD 109.1
2022 and thereafter | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	$ 131.9